Long-term Investments (Tables)	12 Months Ended
Aug. 31, 2019
Long-term Investments
Schedule of long-term investments

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Equity securities without readily determinable fair value	193,179	515,679	72,080
Equity method investments	110,441	91,937	12,851
Available-for-sale investments	180,483	880,022	123,005
	484,103	1,487,638	207,936